Putnam California Tax Exempt Income Fund	Total
Risk/Return:
Supplement Text

Prospectus Supplement	May 15, 2017

Putnam California Tax Exempt Income Fund
Prospectuses dated January 30, 2017

The following information replaces similar disclosure for the fund under Fund summary — Fees and expenses:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution and		Total annual fund
Share class	Management fees	service (12b-1) fees	Other expenses	operating expenses

Class A	0.43%	0.22%+	0.08%=	0.73%

Class B	0.43%	0.85%	0.08%=	1.36%

Class C	0.43%	1.00%	0.08%=	1.51%

Class M	0.43%	0.50%	0.08%=	1.01%

Class T	0.43%	0.25%	0.08%<	0.76%

Class Y	0.43%	N/A	0.08%=	0.51%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

+ Represents a blended rate.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year, as restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$472	$624	$790	$1,270

Class B	$638	$731	$945	$1,462

Class B (no redemption)	$138	$431	$745	$1,462

Class C	$254	$477	$824	$1,802

Class C (no redemption)	$154	$477	$824	$1,802

Class M	$425	$636	$865	$1,521

Class T	$326	$487	$662	$1,169

Class Y	$52	$164	$285	$640

306518 5/17